REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of geographic revenues are presented according to customers' location

	For the year ended December 31,
In millions	2024	2023	2022
Americas (1)	$1,859.0	$1,745.6	$1,517.6
EMEA (2)	1,513.4	1,457.6	1,275.8
Greater China (3)	1,298.1	844.8	526.2
Asia Pacific (4)	512.8	352.4	251.6
Total	$5,183.3	$4,400.4	$3,571.2
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(1)Consists of the United States, Canada and other countries in Latin America. Revenue generated in the United States comprised 26.0%, 29.4% and 33.5% of total Company revenue for 2024, 2023 and 2022, respectively. No other country in the region generated more than 10% of the total Group revenue in any of the years presented.
(2)Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in Germany, France, Austria, the UK, Italy, Sweden, Switzerland, and Norway. No country in the region generated more than 10% of the total Company revenue in any of the years presented.
(3)Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 23.6%, 18.2% and 14.3% of the total Group revenue for 2024, 2023 and 2022, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the years presented.
(4)Excludes Greater China. The Company has own sales companies in Japan, South Korea, Australia and Malaysia in the region. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.

	For the year ended December 31,
In millions	2024	2023	2022
Wholesale
Technical Apparel	$643.1	$528.0	$416.0
Outdoor Performance	1,309.8	1,329.6	1,178.4
Ball & Racquet Sports	963.4	952.7	908.3
	2,916.3	2,811.3	2,502.7
DTC
Technical Apparel	1,551.2	1,086.1	692.0
Outdoor Performance	525.7	344.6	243.9
Ball & Racquet Sports	190.1	159.4	132.6
	2,267.0	1,589.1	1,068.5
Total	$5,183.3	$4,400.4	$3,571.2

Schedule of right of return of assets and refund liabilities

In millions	December 31, 2024	December 31, 2023
Right of return assets	$18.2	$14.3
Refund liabilities	41.8	35.5